CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained (Deficit)	Total
Beginning Balance, Amount at Jul. 28, 2013
Issuance of common stock, Shares	3,946,000
Issuance of common stock, Amount	$ 395	$ 56,905	$ (20,000)		$ 37,300
Issuance of common stock for services, Shares	95,000
Issuance of common stock for services, Amount	10	4,740			4,750
Net loss for period				(22,897)	(22,897)
Ending Balance, Amount at Sep. 30, 2013	405	61,645	(20,000)	(22,897)	19,153
Ending Balance, Shares at Sep. 30, 2013	4,041,000
Issuance of common stock, Shares	21,000
Issuance of common stock, Amount	2	1,048			1,050
Issuance of common stock for services, Shares	168,000
Issuance of common stock for services, Amount	17	8,383			8,400
Payment of subscription receivable			20,000		20,000
Net loss for period				(63,209)	(63,209)
Ending Balance, Amount at Mar. 31, 2014	$ 424	$ 71,076		$ (86,106)	$ (14,606)
Ending Balance, Shares at Mar. 31, 2014	4,230,000